Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Trade payables	£ 3,528	£ 3,596
Wages and salaries	1,228	1,236
Social security	166	120
Deferred income	240	158
Customer return and rebate accruals	3,463	2,778
Other accruals	2,072	2,310
Total trade and other payables	20,970	11,964
Consumer Healthcare [member]
Disclosure of trade and other payables [Line Items]
Consumer Healthcare put option	8,606
Shionogi-ViiV Healthcare [member]
Disclosure of trade and other payables [Line Items]
Consumer Healthcare put option	1,304	1,319
Other payables	£ 363	£ 447